Right of Use Assets (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases	Dec. 31, 2022
Schedule Of Weighted Average Remaining Lease Terms And Discount Rates For All Of Operating Leases Abstract
Weighted average remaining lease term (years)	2 years 9 months
Weighted average discount rate	4.75%